Short-term investments and long-term investments	6 Months Ended
Jun. 30, 2026
Cash and Cash Equivalents [Abstract]
Short-term investments and long-term investments

7. Short-term investments and long-term investments

Short-term investments classified by security type consisted of the following:

As of December 31, 2025
Security type	Classification	Adjusted cost / carrying amount	Unrealized gains/(losses)	Short-term	Long-term
		(RMB in thousands)
Time deposits (Note a)	Held-to-maturity	21,100	—	21,100	—
Structured deposits (Note b)	Held-to-maturity	239,330	—	239,330	—
Government securities	Trading	7,022	79	7,101	—
Total investments		267,452	79	267,531	—

As of June 30, 2026
Security type	Classification	Adjusted cost / carrying amount	Unrealized gains/(losses)	Short-term	Long-term
		(RMB in thousands)
Time deposits (Note a)	Held-to-maturity	21,368	—	21,368	—
Structured deposits (Note b)	Held-to-maturity	125,836	—	125,836	—
Government securities	Trading	2,022	2	2,024	—
Fund investments (Note c)	Equity securities	5,000	181	5,181	—
Total investments		154,226	183	154,409	—

Note a: As of December 31, 2025 and June 30, 2026, all of the Group’s time deposits had contractual maturity dates within one year and bore an expected annualized rate of return of 2.7%. The Group recorded interest income on time deposits of RMB260,000 and RMB268,000 for the six months ended June 30, 2025 and 2026, respectively.

Note b: As of December 31, 2025 and June 30, 2026, all of the Group’s structured deposits had contractual maturity dates within one year and bore expected annualized rates of return ranging from 1.65% to 2.10%. The Group recorded interest income on structured deposits of RMB2,922,000 and RMB1,857,000 for the six months ended June 30, 2025 and 2026, respectively.

Note c: The fund investment represents an investment in a FOF collective asset management plan, which primarily invests in other asset management products. The investment is measured at fair value, with changes in fair value recognized in earnings. The fund is open for redemption on a quarterly basis.

Note d: The table above excludes equity method investments. As of December 31, 2025, the Group had an equity method investment with a carrying amount of RMB386,000, which was included in long-term investments on the condensed consolidated balance sheet. During the six months ended June 30, 2026, the Group disposed of this investment for cash proceeds of RMB412,000 and recognized an immaterial gain of approximately RMB26,000, which was included in other income, net.